Legal and administrative proceedings (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 651	$ 537
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	386	338
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	156	78
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	97	110
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	12	11
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 651	$ 537